Document And Entity Information	May 12, 2026
Document Information Line Items
Entity Central Index Key	0001419275
Document Type	8-K/A
Document Period End Date	May 12, 2026
Entity Registrant Name	RTB Digital, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34294
Entity Tax Identification Number	22-3962936
Entity Address, Address Line One	4300 University Way NE
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98105
City Area Code	855
Local Phone Number	201-1613
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTERTB Digital, Inc. (the “Company”) is filing this Amendment No. 3 on Form 8-K/A (this “Amendment”) to further amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on May 13, 2026, as previously amended (the “Original Report”).The sole purpose of this Amendment is to correct an Inline XBRL tagging error in Exhibit 99.2 to Amendment No. 2, filed on July 27, 2026. The exhibit correctly disclosed in the human-readable document that the Price Protection Feature is capped at $15 million; however, the amount was incorrectly tagged in the machine-readable XBRL data using a share-based concept and “shares” unit rather than a monetary concept and USD unit.This Amendment files a corrected Exhibit 99.2 and related Inline XBRL data. It does not change the human-readable disclosure, financial statements, any reported amount or the underlying terms of the transaction. Except for this correction, this Amendment does not amend, update or modify the Original Report or its previous amendments.
Amendment Flag	true